Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Stockholders' Equity

Note 9. Stockholders’ Equity

Common Stock

As of March 31, 2021, the Company had 189,684,580 shares of common stock outstanding, which excludes 4,183,624 restricted stock award (RSA) shares issued and outstanding that are subject to certain lock-up and forfeiture arrangements. The following summarizes the Company’s common stock outstanding as of March 31, 2021:

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	53.7%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	13.1%
Public stockholders	53,489,070	28.1%
Graf Founder shares	2,575,000	1.4%
PIPE shares	200,000	0.1%
Common shares issued under employee stock award plans	6,798,504	3.6%
Total common stock issued and outstanding as of March 31, 2021	189,684,580	100.0%

Preferred Stock

The Company is authorized to issue up to 25,000,000 shares of preferred stock, each with a par value of $0.0001 per share. As of March 31, 2021, no shares of preferred stock were issued and outstanding.

Warrants

Upon the closing of the Business Combination, there were 24,876,512 outstanding warrants to purchase shares of the Company’s common stock that were issued by Graf prior to the Business Combination. Each whole warrant entitles the holder to purchase three-quarters of one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing 30 days after the completion of the Business Combination and expire five years after the completion of the Business Combination. The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant at any time after they become exercisable, provided that the last sale price of the Company’s common stock equals or exceeds $18.00 per share, subject to adjustments, for any 20-trading days within a 30-trading day period ending three business days prior to the date on which the Company sends the notice of redemption to the warrant holders.

In connection with the Business Combination, on October 19, 2020, the Company registered the issuance of an aggregate of up to 18,657,384 shares of its common stock that are issuable upon the exercise of its warrants including up to 375,000 shares of its common stock issuable upon exercise of its working capital warrants issued to Graf LLC.

The exercise price of the warrants is $11.50 per share. The following summarizes the Company’s common stock issuance related to the warrant exercises:

	March 31, 2021	December 31, 2020
Warrants outstanding upon Closing	24,876,512	24,876,512
Warrants exercised to date	18,897,070	9,598,538
Warrants outstanding	5,979,442	15,277,974

Aggregated common shares issuable upon exercise of warrants	18,657,384	18,657,384
Common shares issued upon exercise of warrants	14,172,780	7,198,898
Remaining common shares issuable upon exercise of warrants	4,484,604	11,458,486

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the SEC) issued a statement regarding accounting and reporting considerations for warrants issued by SPACs. In light of the issues raised by the SEC, the Company re-evaluated its accounting position for the warrants and concluded that certain warrants should have been classified as a liability measured at fair value for the 30-day period from September 29, 2020 to October 29, 2020.

Accounting for these warrants as a liability instead of equity would have reduced non-operating expense and net loss by $1.6 million for the year ended December 31, 2020. Additionally, a corresponding $1.6 million adjustment would have been made to reduce its accumulated deficit with an offsetting adjustment to additional paid in capital in its equity accounts at December 31, 2020. Accounting for these warrants as a liability instead of equity would not have any effect on Velodyne’s previously reported revenues, assets, liabilities, total equity, or cash flows for the year ended December 31, 2020. Velodyne has concluded the effects of accounting for the warrants as a liability instead of equity were immaterial to the previously issued financial statements. The Company has made an immaterial adjustment to its equity accounts for the effects of the accounting for the warrants in its condensed consolidated statement of stockholders’ equity and balance sheet at March 31, 2021 by decreasing its accumulated deficit by $1.6 million with an offsetting decrease to its additional paid in capital.

Dividends

The Company has not paid any cash dividends on the common stock to date. The Company may retain future earnings, if any, for future operations, expansion and debt repayment and has no current plans to pay cash dividends for the foreseeable future. Any decision to declare and pay dividends in the future will be made at the discretion of the Board and will depend on, among other things, the Company’s results of operations, financial condition, cash requirements, contractual restrictions and other factors that the Board may deem relevant. In addition, the Company’s ability to pay dividends may be limited by covenants of any existing and future outstanding indebtedness the Company or its subsidiaries incur.

Note 9. Stockholders’ Equity

Common Stock

On September 30, 2020, Velodyne Lidar’s common stock and warrants began trading on the Nasdaq Global Select Market under the symbol “VLDR” and “VLDRW,” respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance the following shares and classes of capital stock, each with a par value of $0.0001 per share: (i) 2,250,000,000 shares of common stock; (ii) 25,000,000 shares of preferred stock. Immediately following the Business Combination, there were 168,713,296 shares of common stock with a par value of $0.0001, and 24,876,512 warrants outstanding.

As discussed in Note 2, Business Combination, the Company has retroactively adjusted the shares issued and outstanding prior to September 29, 2020 to give effect to the exchange ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted.

Prior to the Closing, Velodyne Lidar had shares of no par value Series A, Series B and Series B-1 preferred stock outstanding, all of which were convertible into shares of common stock of the pre-combination Velodyne on a 1:1 basis, subject to certain anti-dilution protections. Upon the Closing, the outstanding shares of preferred stock were converted into common stock of the Company at 1:2.9786, 1:3.5465 and 1:3.5465, respectively, the exchange rates established in the Merger Agreement. The following summarizes the Company’s preferred stock conversion immediately after the Business Combination:

	September 29, 2020 (Closing Date)
	Preferred Stock Shares	Conversion Ratio	Common Stock Shares
Series A Convertible Preferred Stock (pre-combination)	8,772,852	2.9786	26,130,888
Series B Convertible Preferred Stock (pre-combination)	1,375,440	3.5465	4,878,048
Series B-1 Convertible Preferred Stock (pre-combination)	1,925,616	3.5465	6,829,267
Total	12,073,908		37,838,203

In conjunction with the Business Combination, Graf obtained commitments from certain PIPE Investors to purchase shares of Graf Class A common stock, which were automatically converted into 15,000,000 shares of Graf’s Class A common stock for a purchase price of $10.00 per share, which were automatically converted into shares of the Company’s common stock on a one-for-one basis upon the closing of the Business Combination.

As of December 31, 2020, the Company had 175,912,194 shares of common stock outstanding, which excludes 4,183,624 restricted stock award (RSA) shares issued and outstanding that are subject to certain lock-up and forfeiture arrangements. The following summarizes the Company’s common stock outstanding as of December 31, 2020:

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	57.9%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	14.1%
Public stockholders	44,260,188	25.1%
Graf Founder shares	2,575,000	1.5%
PIPE shares	2,455,000	1.4%
Total common stock issued and outstanding as of December 31, 2020	175,912,194	100.0%

Preferred Stock

The Company is authorized to issue up to 25,000,000 shares of preferred stock, each with a par value of $0.0001 per share. As of December 31, 2020, no shares of preferred stock were issued and outstanding.

Warrants

Upon the Closing, there were 24,876,512 outstanding warrants to purchase shares of the Company’s common stock that were issued by Graf prior to the Business Combination. Each whole warrant entitles the holder to purchase three-quarters of one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing 30 days after the completion of the Business Combination and expire five years after the completion of the Business Combination. The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant at any time after they become exercisable, provided that the last sale price of the Company’s common stock equals or exceeds $18.00 per share , subject to adjustments, for any 20-trading days within a 30-trading day period ending three business days prior to the date on which the Company sends the notice of redemption to the warrant holders.

In connection with the Business Combination, on October 19, 2020, the Company registered the issuance of an aggregate of up to 18,657,384 shares of its common stock that are issuable upon the exercise of its warrants including up to 375,000 shares of its common stock issuable upon exercise of its working capital warrants issued to Graf LLC. The exercise price of the warrants is $11.50 per share. There were 9,598,538 warrants exercised and 7,198,898 shares of common stocks issued under warrant exercises as of December 31, 2020. Subsequently, there were additional 9,298,456 warrants exercised and 6,973,826 shares of common stocks issued under warrant exercises as of March 10, 2021. The Company received $73.7 million in net proceeds from the exercises of warrants in 2020 and received an additional $162.9 million in net proceeds from the exercises of warrants in 2021 as of March 31, 2021.

Dividend

The Company has not paid any cash dividends on the common stock to date. The Company may retain future earnings, if any, for future operations, expansion and debt repayment and has no current plans to pay cash dividends for the foreseeable future. Any decision to declare and pay dividends in the future will be made at the discretion of the Board and will depend on, among other things, the Company’s results of operations, financial condition, cash requirements, contractual restrictions and other factors that the Board may deem relevant. In addition, the Company’s ability to pay dividends may be limited by covenants of any existing and future outstanding indebtedness the Company or its subsidiaries incur.